Operations and Reorganization (Tables)	12 Months Ended
Dec. 31, 2018
Operations and Reorganization
Schedule of the Company's subsidiaries and VIEs

			Percentage of
	Place of	Date of	Direct or Indirect
	Incorporation/	Incorporation/	Economic
Company	Establishment	Establishment	Ownership
Subsidiaries
China Online Education (HK) Limited	Hong Kong	April 1, 2013	100%
51Talk English International Limited	Hong Kong	October 7, 2014	100%
China Online Innovations Inc.*	Philippines	October 9, 2014	99.99986%
On Demand English Innovations Inc.*	Philippines	January 14, 2016	99.996%
Beijing Dasheng Online Technology Co., Ltd.	PRC	June 4, 2013	100%
Helloworld Online Education Group	Cayman	July 13, 2018	100%
Helloworld Online Education Group (HK) Limited	Hong Kong	August 10, 2018	100%
Beijing Helloworld Online Technology Co., Ltd.	PRC	September 3, 2018	100%
VIEs
Beijing Dasheng Zhixing Technology Co., Ltd	PRC	July 8, 2011	100%
51Talk English Philippines Corporation	Philippines	August 3, 2012	100%
Shanghai Zhishi Education Training Co., Ltd	PRC	December 30, 2016	100%
Wuhan Houdezaiwu Online Technology Co., Ltd	PRC	January 12, 2017	100%
Tianjin Dasheng Zhixing Technology Co., Ltd	PRC	October 13, 2017	100%
Beijing Dasheng Helloworld Technology Co., Ltd.	PRC	July 9, 2018	100%

*The Company directly holds the 99.99986% and 99.996% shares of China Online Innovations Inc. and On Demand English Innovations Inc. respectively. There is no substance of non-controlling interest for China Online Innovations Inc. and On Demand English Innovations Inc. as of December 31, 2017 and 2018. The non-controlling shareholders are nominee shareholders mainly consisting of local residents to comply with local regulations of the Philippines.

Dasheng Zhixing, Zhishi Training, Houdezaiwu online and Tianjin Zhixing
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	176,337	128,773
Time deposits	30,000	—
Short-term investment	100,722	136,304
Prepaid expenses and other current assets	43,912	200,936
Amounts due from inter-company entities*	329,357	522,430
Property and equipment, net	17,894	16,402
Other assets	10,057	12,079
Total assets	708,279	1,016,924
Deferred revenue—current	1,176,565	1,658,800
Deferred revenue—non-current	25,230	17,321
Accrued expenses and other current liabilities	100,742	114,534
Taxes payable	3,689	3,043
Amounts due to inter-company entities*	221,956	215,713
Total liabilities	1,528,182	2,009,411

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	418,281	848,090	1,145,517
Net loss	(293,443)	(260,433)	(253,493)

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	167,663	167,326	(28,969)
Net cash used in investing activities	(40,851)	(119,532)	(18,595)
Net increase/(decrease) in cash and cash equivalents	126,812	47,794	(47,564)

51Talk English Philippines Corporation
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	424	403
Prepaid expenses and other current assets	787	550
Amounts due from inter-company entities*	2,398	2,396
Total assets	3,609	3,349
Accrued expenses and other current liabilities	1,018	1,020
Taxes payable	11,185	11,176
Other non-current liabilities	235	235
Total liabilities	12,438	12,431

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues**	5,507	—	—
Net loss	(2,024)	(1,034)	(515)

** All net revenues of Philippines Co I were service fees from Dasheng Zhixing, which have been eliminated upon consolidation.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash used in operating activities	(250)	(1,426)	(24)
Net cash provided by investing activities	700	—	—
Effect of exchange rate changes on cash and cash equivalents	21	(74)	3
Net increase/(decrease) in cash and cash equivalents	471	(1,500)	(21)

Beijing Dasheng Helloworld Technology Co., Ltd.
Operations and Reorganization
Schedule of the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs taken as a whole, which were included in the Group's consolidated balance sheets and statements of comprehensive loss

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	—	17
Prepaid expenses and other current assets	—	220
Total assets	—	237
Amounts due to inter-company entities*	—	1,356
Accrued expenses and other current liabilities	—	90
Taxes payable	—	5
Total liabilities	—	1,451

* All inter-company balances have been eliminated upon consolidation.

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	—	—	—
Net loss	—	—	(1,215)

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash provided by operating activities	—	—	17
Net increase in cash and cash equivalents	—	—	17